CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
ASSETS
Cash and cash equivalents	$ 1,509,829	$ 1,141,165	$ 92,313
Restricted cash	200,000
Accounts receivable, net of allowance of $40,750 and $16,750 and $16,750, respectively	809,856	1,012,697	823,724
Prepaid expenses	63,463	222,978	283,204
Inventories	690,629	344,692	454,588
Refundable tax assets	30,045	29,316	9,080
Total current assets	3,303,822	2,750,848	1,662,909
EQUIPMENT, NET	442,270	469,001	522,668
Intangible assets, net	855,689	1,110,111	1,143,090
Goodwill	983,645	983,645	983,645
Other assets	6,161	6,161	1,091
TOTAL ASSETS	5,591,587	5,319,766	4,313,403
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Accounts payable - trade	2,297,387	1,593,861	1,206,100
Accounts payable - related parties	103,691	73,737	8,093
Accrued expenses	55,859	391,311	155,267
Accrued expenses - related parties		5,849	783,732
Deferred revenue		666,667
Convertible notes payable		750,000	1,175,000
Derivative liability - warrants	4,184,000
Note payable - current portion of long term debt	683,101	1,631,903	1,537,191
Total current liabilities	7,324,038	5,113,328	4,865,383
Long term debt	2,455	4,015	1,014,582
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' (DEFICIT) EQUITY:
Preferred stock - $0.001 par value, 50,000,000 shares authorized, no shares issued and outstanding
Common stock - $0.001 par value, 500,000,000 shares authorized, 166,677,149 and 90,992,954 and 49,065,669 shares issued and outstanding at 6/30/13 and 9/30/12, and 9/30/11 respectively	166,679	90,993	49,066
Additional paid in capital	17,430,415	13,995,554	9,524,577
Accumulated deficit	(19,378,609)	(13,915,931)	(11,184,033)
Total stockholders' (deficit) equity	(1,781,515)	170,616	(1,610,390)
Noncontrolling interest	46,609	31,807	43,828
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 5,591,587	$ 5,319,766	$ 4,313,403